Document and Entity Information	Jan. 28, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 28, 2022
Entity Registrant Name	Block, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37622
Entity Tax Identification Number	80-0429876
City Area Code	415
Local Phone Number	375-3176
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0000001 par value per share
Trading Symbol	SQ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	Block, Inc. (the “Company”) is filing this amendment to its Current Report on Form 8-K filed on January 31, 2022, which reported that the Company’s Board of Directors (the “Board”) had elected Sharon Rothstein as a new director of the Company. At the time of her election, Ms. Rothstein’s Board committee appointments had not been determined. On April 20, 2022, the Board appointed Ms. Rothstein to the Compensation Committee, effective immediately.
Entity Address, Postal Zip Code	00000
Entity Central Index Key	0001512673